CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue:
License and research revenue	$ 6,549	$ 9,324	$ 10,566
Product sales and services	8,952	9,657	13,395
Other revenues	6,942	7,120	8,639
Total revenue	22,443	26,101	32,600
Costs and expenses:
Cost of products and services sold	(4,349)	(5,860)	(6,284)
Research and development	(26,686)	(26,115)	(25,089)
Selling, general and administrative	(13,307)	(14,153)	(10,810)
Remeasurement of acquisition liabilities	(28,135)	18,834	0
Impairment of assets	0	(7,170)	0
Total	(72,477)	(34,464)	(42,183)
Income (loss) from operations	(50,034)	(8,363)	(9,583)
Interest expense	(2,610)	(118)	(73)
Interest expense on the debt related to the royalty agreement	(1,990)	0	0
Interest income	254	629	667
Foreign exchange gain (loss)	(288)	(180)	273
Other income	573	102	134
Income (loss) before income taxes	(54,095)	(7,930)	(8,582)
Income tax	11,170	4,702	(192)
Net income (loss)	$ (42,925)	$ (3,228)	$ (8,774)
Earnings (loss) per share
Basic earnings (loss) per share (in dollars per share)	$ (1.69)	$ (0.13)	$ (0.36)
Diluted earnings (loss) per share (in dollars per share)	$ (1.69)	$ (0.13)	$ (0.36)
Weighted average number of shares outstanding (in thousands) :
Basic (in shares)	25,450	25,135	24,669
Diluted (in shares)	25,450	25,135	24,669